PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Condensed statements of comprehensive income
Income/(loss) before income tax	$ 574,246	$ (10,799,996)
Income tax provision	560,747	559,131
Net (loss)/income	35,405	(11,293,895)
Other comprehensive (loss) income
Comprehensive (loss)/income	1,129,643	(10,399,956)
Parent | Reportable legal entity
Condensed statements of comprehensive income
Share of (loss)/profit in subsidiaries, net (Note a)	35,405	(11,293,895)
Income/(loss) before income tax	35,405	(11,293,895)
Net (loss)/income	35,405	(11,293,895)
Other comprehensive (loss) income
Foreign currency translation income	1,094,238	893,939
Comprehensive (loss)/income	$ 1,129,643	$ (10,399,956)